S000030388 [Member] Investment Objectives and Goals - Ashmore Emerging Markets Local Currency Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ashmore Emerging Markets Local Currency Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return.